LEASE OBLIGATIONS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Secured lease obligations	$ 126.1	$ 73.1